Property, Plant and Equipment - Schedule of Plant and Equipment (Details) (10-K) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Plant and equipment, gross	$ 1,355,744	$ 955,461	$ 1,138,713
Less: accumulated depreciation	(421,521)	(370,442)	(444,282)
Plant and equipment, net	934,223	585,019	694,431
Production Plant [Member]
Plant and equipment, gross	103,015	67,247	107,173
Motor Vehicles [Member]
Plant and equipment, gross	1,232,428	868,743	1,016,818
Office Equipment [Member]
Plant and equipment, gross	$ 20,301	$ 19,471	$ 14,722